Results related to associates	6 Months Ended
Jun. 30, 2021
Results related to associates
Results related to associates

15. Results related to associates

In January 2021, ProQR’s associate company Wings Therapeutics Inc. merged into Phoenicis Therapeutics Inc. Consequently, Wings Therapeutics Inc. ceased to exist and the related investment was derecognized. ProQR does not have significant influence in Phoenicis Therapeutics Inc. Our interest in Phoenicis is recognized as a financial asset, as disclosed in note 16.

As disclosed in note 11, in May 2021, the Company obtained an 8% share in the common stock of Yarrow Biotechnology, Inc. Although ProQR only owns 8% of Yarrow’s shares, the Company has significant influence over Yarrow by virtue of its right to appoint one of Yarrow’s three board members, as well as its participation in Yarrow’s policy-making process, amongst other factors. As such, our interest in Yarrow amounting to € 224,000 at June 30, 2021 is recognized as an investment in associate.

The results related to associates for the six month period ended June 30, 2021 amount to a loss on derecognition of Wings Therapeutics Inc. of € 107,000. The results related to associates for the six month period ended June 30, 2020 amount to a loss of € 186,000 and consist of our share of the net losses of Wings Therapeutics Inc.